Discontinued Operations Discontinued Operations (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 01, 2011 Hoosier Park	Dec. 31, 2007 Hoosier Park	Dec. 31, 2011 Churchill Downs California Company	Dec. 31, 2010 Churchill Downs California Company	Dec. 31, 2010 CDE
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount Of Promissory Note Received					$ 4,000,000
Potential Amount Receivable From Contingent Consideration					15,000,000
Term Period To Collect Full Amount Of Contingent Consideration					18
Cash Payment Received From Contingent Consideration				5,100,000
Amount Received As Final Settlement Of Contingent Consideration				3,400,000
Discontinued Operations, Severance And Other Benefits Costs Related To The Dissolution Of The Entity								800,000
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Discontinued Operation, Revenue	0	0	6,375,000
Discontinued Operation, Operating Expense	0	12,000	13,081,000
Discontinued Operations, Selling, General and Adminstrative Expenses	0	(11,000)	2,372,000
Discontinued Operation, Operating Income (Loss)	0	(1,000)	(9,078,000)
Discontinued Operations, Other (Expense) Income	(2,000)	0	(79,000)
Discontinued Operation, (Loss) Earnings From Operations Before Benefit (Provision) For Income Taxes	(2,000)	(1,000)	(9,157,000)					9,100,000
Discontinued Operation Income Tax Benefit (Provision)	1,000	0	3,330,000
Discontinued Operation, Loss From Operations	(1,000)	(1,000)	(5,827,000)
Gain on sale of assets	0	3,561,000	2,623,000			400,000	4,400,000
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	$ (1,000)	$ 3,560,000	$ (3,204,000)